Income Taxes - Provision for (Recoveries) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 2,287	$ 2,675	$ 2,873
Adjustments in respect of prior years and other	(70)	93	(76)
Total current income taxes	2,217	2,768	2,797
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(1,075)	54	76
Effect of changes in tax rates	(1)	10	302
Adjustments in respect of prior years and other	11	(97)	7
Total deferred income taxes	(1,065)	(33)	385
Provision for income taxes - Consolidated Statement of Income	1,152	2,735	3,182
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	406	37	(48)
Deferred income taxes	705	1,070	(701)
Total income taxes	1,111	1,107	(749)
Income taxes - other non-income related items including business combinations and other adjustments
Current income taxes	(30)	(7)	(3)
Deferred income taxes	(194)	(6)	(2)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	(224)	(13)	(5)
Total provision for (recovery of) income taxes	2,039	3,829	2,428
Current income taxes
Federal	1,170	1,256	1,491
Provincial	818	891	1,055
Foreign	605	651	200
Current income tax expense benefit	2,593	2,798	2,746
Deferred income taxes
Federal	(143)	127	(244)
Provincial	(96)	87	(160)
Foreign	(315)	817	86
Deferred income taxes	(554)	1,031	(318)
Total provision for (recovery of) income taxes	$ 2,039	$ 3,829	$ 2,428